Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of Status of Stock Option Grants Under the Plan

A summary of the status of the stock option grants under the Plan as of the years ended December 31, 2007, 2008, 2009, 2010, 2011 2012, and 2013 and changes during this period are presented as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding January 1, 2007	1,990,000	$2.00
Granted during the year	1,317,159	3.21
Exercised during the year	(20,000)	2.00
Outstanding December 31, 2007	3,287,159	$2.48	4.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2008	3,287,159	$2.48	3.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2009	3,287,159	$2.48	2.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2010	3,287,159	$2.48	1.40
Granted during the year	-	-
Exercised during the year	-	-
Expired during the year	(2,057,500)	2.00
Outstanding December 31, 2011	1,229,659	$3.21	1.00
Granted during the year	-	-
Exercised during the year	-	-
Expired during the year	(1,229,659)	3.21
Outstanding December 31, 2012	-	$-	-
Exercised during the year	-	-
Expired during the year	-	-
Outstanding December 31, 2013	-	$-	-

Summary of Status of Warrants

A summary of the status of the warrants for the years ended December 31, 2007, 2008, 2009, 2010, 2011, 2012, and 2013 changes during the periods is presented as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding January 1, 2007 (with 50,000 warrants exercisable)	200,000	$5.00
Issued during the year	7,186,694	2.96
Outstanding and exercisable at December 31, 2007	7,386,694	$3.02	4.60
Issued during the year	-	-
Outstanding and exercisable at December 31, 2008	7,386,694	$3.02	3.60
Issued during the year	100,000	3.00
Cancelled during the year	(673,200)	2.90
Outstanding and exercisable at December 31, 2009	6,813,494	$3.03	2.76
Issued during the year	500,000	0.50
Cancelled during the year	(426,800)	2.92
Outstanding and exercisable at December 31, 2010	6,886,694	$2.85	1.98
Issued during the year	428,581	0.55
Expired during the year	(200,000)	5.00
Outstanding and exercisable at December 31, 2011	7,115,275	$2.65	1.20
Issued during the year	-	-
Exercised during the year	(5,740,741)	0.00
Expired during the year	(445,963)	0.28
Outstanding and exercisable at December 31, 2012	928,571	0.52	1.92
Issued during the year	-
Exercised during the year	-	-
Expired during the year	(500,000)	0.50
Outstanding and exercisable at December 31, 2012	428,571	$0.55	2.04

Black-Scholes Pricing Model Assumptions Used to Calculate Fair Market Value of Conversion Feature of Notes

The Company revalued the conversion feature at December 31, 2012, and December 31, 2013, in the same manner with the inputs listed below and recognized a gain on the change in fair value of the derivative liability on the accompanying statement of operations for the periods ending December 31, 2013, and 2012, of approximately $44,000, and $102,000, respectively.

	December 31, 2013	December 31, 2012	March 28, 2012
Annual dividend yield	-	-	-
Expected life (years)	0.00	0.24	1.00
Risk-free interest rate	0.01%	0.16%	0.19%
Expected volatility	159%	77%	119%